PHL VARIABLE

ACCUMULATION ACCOUNT II

Annual Report

To

Contract Owners

December 31, 2022

PHL VARIABLE INSURANCE COMPANY

KPMG LLP

One Financial Plaza

755 Main Street

Hartford, CT 06103

Report of Independent Registered Public Accounting Firm

To the Board of Directors of PHL Variable Insurance Company

and Contract Owners of PHL Variable Accumulation Account II:

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of the subaccounts listed in the Appendix that comprise PHL Variable Accumulation Account II (the Separate Account) as of December 31, 2022, the related statements of operations and changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 6 for each of the years or periods in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of their operations and the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agents of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more of the PHL Variable Insurance Company’s separate accounts since 2015.

Hartford, Connecticut

April 14, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Unless noted otherwise, statements of operations for each of the years in the two-year period then ended and statements of changes in net assets for each of the years in the two-year period then ended.

ALPS VARIABLE INVESTMENT TRUST

ALPS Conservative ETF Asset Allocation II (ACEAA2)

ALPS Growth ETF Asset Allocation II (AGEAA2)

ALPS Income and Growth ETF Asset Allocation II (AUGEA2)

AMUNDI PIONEER ASSET MGMNT

Amundi Pioneer Equity Income VCT Class II (PIVEI2)

BNY MELLON FUNDS

BNY Mellon Small Cap Stock Index – Serv (DSIFS)

BNY Mellon Stock Index – Serv (DVSCS)

FIDELITY VIP

Fidelity VIP Strategic Income – Serv II (FVSIS2)

FRANKLIN TEMPLETON VIP TRUST

Franklin Templeton Global Bond II (FTVGI2)

GUGGENHEIM VARIABLE TRUST

Guggenheim Multi-Hedge Strategies (RVARS)

INVESCO V. I.

Invesco V.I. Government Money Market I (IVGMMI) L

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT All Asset – Admin (PMVAAA)

PIMCO VIT High Yield – Advisor (PMVHYD)

PIMCO VIT CommodityRealReturn Strategy – Advisor (PMVRSD)

PIMCO VIT Total Return – Advisor (PMVTRD)

PIMCO VIT Short-Term – Admin (PVSTA)

T. ROWE PRICE VIP II

T. Rowe Price Blue Chip Growth II (TRBCG2)

VANECK VIP

VanEck VIP Emerging Markets (VWEM)

VanEck VIP Global Resources Class S (VWHAS)

A-1

VANGUARD VARIABLE INS FUNDS

Vanguard VIF Total Bond Market Index (VVHGB)

Vanguard VIF International (VVI)

Vanguard VIF Total Stock Market Index (VVTSM)

A-2

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity

ACEAA2	4	$38	$35	$-	$35	$2	$33	$33	$-	$33
AGEAA2	47,224	503,170	484,515	-	484,515	-	484,515	484,515	-	484,515
AUGEA2	788	8,180	7,238	1	7,239	-	7,239	7,239	-	7,239
PIVEI2	851	15,557	13,151	-	13,151	-	13,151	13,151	-	13,151
DSIFS	261	14,597	15,114	-	15,114	1	15,113	15,113	-	15,113
FTVGI2	1,733	25,492	21,628	-	21,628	-	21,628	21,628	-	21,628
RVARS	1,324	32,564	33,797	-	33,797	-	33,797	33,797	-	33,797
IVGMMI	37,668	37,668	37,668	1	37,669	-	37,669	37,669	-	37,669
PMVAAA	9,637	100,668	83,070	1	83,071	-	83,071	83,071	-	83,071
PMVHYD	6,111	46,842	41,373	-	41,373	-	41,373	41,373	-	41,373
PMVRSD	2,966	19,503	20,794	-	20,794	-	20,794	20,794	-	20,794
PMVTRD	55,485	599,703	498,258	1	498,259	-	498,259	498,259	-	498,259
PVSTA	469	4,810	4,732	1	4,733	-	4,733	4,733	-	4,733
TRBCG2	163	7,018	4,754	-	4,754	1	4,753	4,753	-	4,753
VWHAS	554	11,168	15,056	-	15,056	-	15,056	15,056	-	15,056
VVI	3,383	99,062	76,182	-	76,182	-	76,182	76,182	-	76,182
VVTSM	5,437	202,790	229,967	1	229,968	-	229,968	229,968	-	229,968

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity:	ACEAA2	AGEAA2	AUGEA2	PIVEI2	DSIFS	FVSIS2	FTVGI2	RVARS
Reinvested dividends	$1	8,091	132	230	210	-	-	388
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	1	8,091	132	230	210	-	-	388

Realized gain (loss) on investments	-	4,615	(472)	(72)	2,114	(1,197)	(669)	394
Change in unrealized gain (loss) on investments	(7)	(114,378)	(1,694)	(3,111)	(8,723)	10	(425)	(2,276)

Net gain (loss) on investments	(7)	(109,763)	(2,166)	(3,183)	(6,609)	(1,187)	(1,094)	(1,882)

Reinvested capital gains	1	20,323	331	1,767	1,720	6	-	337

Net increase (decrease) in contract owners’ equity resulting from operations	$(5)	(81,349)	(1,703)	(1,186)	(4,679)	(1,181)	(1,094)	(1,157)

Investment Activity:	IVGMMI	PMVAAA	PMVHYD	PMVRSD	PMVTRD	PVSTA	TRBCG2	VWEM
Reinvested dividends	$441	6,829	2,155	5,028	13,393	131	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	441	6,829	2,155	5,028	13,393	131	-	-

Realized gain (loss) on investments	-	(354)	(136)	1,997	(4,548)	(151)	778	(678)
Change in unrealized gain (loss) on investments	-	(24,923)	(7,024)	(3,688)	(95,442)	(65)	(6,396)	45

Net gain (loss) on investments	-	(25,277)	(7,160)	(1,691)	(99,990)	(216)	(5,618)	(633)

Reinvested capital gains	-	7,053	-	-	-	18	266	-

Net increase (decrease) in contract owners’ equity resulting from operations	$441	(11,395)	(5,005)	3,337	(86,597)	(67)	(5,352)	(633)

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity:	VWHAS	VVHGB	VVI	VVTSM
Reinvested dividends	$238	-	1,164	3,264
Mortality and expense risk charges (note 2)	-	-	-	-

Net investment income (loss)	238	-	1,164	3,264

Realized gain (loss) on investments	2,940	(551)	(400)	1,742
Change in unrealized gain (loss) on investments	(2,115)	167	(49,059)	(77,267)

Net gain (loss) on investments	825	(384)	(49,459)	(75,525)

Reinvested capital gains	-	-	17,258	17,481

Net increase (decrease) in contract owners’ equity resulting from operations	$1,063	(384)	(31,037)	(54,780)

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ACEAA2		AGEAA2		AUGEA2		PIVEI2

	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity:
Net investment income (loss)	$1	1	8,091	7,596	132	198	230	31
Realized gain (loss) on investments	-	1	4,615	18,436	(472)	555	(72)	3
Change in unrealized gain (loss) on investments	(7)	(2)	(114,378)	43,520	(1,694)	(176)	(3,111)	518
Reinvested capital gains	1	1	20,323	21,861	331	428	1,767	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5)	1	(81,349)	91,413	(1,703)	1,005	(1,186)	552

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	(19)	-	-	-	-	-
Transfers between funds	-	-	-	-	-	-	11,765	-
Redemptions (notes 2, 3, and 4)	(5)	(9)	(67,158)	(119,798)	(5,151)	(4,921)	(143)	(16)
Adjustments to maintain reserves	1	(1)	-	-	-	(1)	(2)	(1)

Net equity transactions	(4)	(10)	(67,177)	(119,798)	(5,151)	(4,922)	11,620	(17)

Net change in contract owners’ equity	(9)	(9)	(148,526)	(28,385)	(6,854)	(3,917)	10,434	535
Contract owners’ equity at beginning of period	42	51	633,041	661,426	14,093	18,010	2,717	2,182

Contract owners’ equity at end of period	$33	42	484,515	633,041	7,239	14,093	13,151	2,717

CHANGE IN UNITS:
Beginning units	27	33	270,362	324,531	7,672	10,438	836	841
Units purchased	-	-	873	-	-	-	4,431	-
Units redeemed	(3)	(6)	(32,693)	(54,169)	(3,167)	(2,766)	(873)	(5)

Ending units	24	27	238,542	270,362	4,505	7,672	4,394	836

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	DSIFS		FVSIS2		FTVGI2		RVARS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity:
Net investment income (loss)	$210	196	-	161	-	-	388	-
Realized gain (loss) on investments	2,114	56	(1,197)	1	(669)	(6)	394	23
Change in unrealized gain (loss) on investments	(8,723)	4,554	10	(38)	(425)	(1,155)	(2,276)	1,873
Reinvested capital gains	1,720	1,020	6	104	-	-	337	909

Net increase (decrease) in contract owners’ equity resulting from operations	(4,679)	5,826	(1,181)	228	(1,094)	(1,161)	(1,157)	2,805

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(6,406)	-	(5,415)	-	(1,255)	3,586	(3,389)	918
Redemptions (notes 2, 3, and 4)	(257)	(152)	(70)	(42)	(24)	(23)	(39)	(38)
Adjustments to maintain reserves	1	-	1	-	-	-	-	-

Net equity transactions	(6,662)	(152)	(5,484)	(42)	(1,279)	3,563	(3,428)	880

Net change in contract owners’ equity	(11,341)	5,674	(6,665)	186	(2,373)	2,402	(4,585)	3,685
Contract owners’ equity at beginning of period	26,454	20,780	6,665	6,479	24,001	21,599	38,382	34,697

Contract owners’ equity at end of period	$15,113	26,454	-	6,665	21,628	24,001	33,797	38,382

CHANGE IN UNITS:
Beginning units	6,114	6,153	3,266	3,287	15,861	13,561	32,245	31,512
Units purchased	190	-	2,344	-	634	2,315	894	897
Units redeemed	(2,017)	(39)	(5,610)	(21)	(1,458)	(15)	(3,747)	(164)

Ending units	4,287	6,114	-	3,266	15,037	15,861	29,392	32,245

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	IVGMMI		PMVAAA		PMVHYD		PMVRSD
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity:
Net investment income (loss)	$441	-	6,829	10,420	2,155	2,019	5,028	988
Realized gain (loss) on investments	-	-	(354)	369	(136)	4	1,997	(70)
Change in unrealized gain (loss) on investments	-	-	(24,923)	3,098	(7,024)	(391)	(3,688)	5,968
Reinvested capital gains	-	-	7,053	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	441	-	(11,395)	13,887	(5,005)	1,632	3,337	6,886

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	37,573	-	(3,322)	(3,042)	(1,865)	3,291	(7,629)	(4,103)
Redemptions (notes 2, 3, and 4)	(5,076)	(5,902)	(96)	(96)	(48)	(48)	(24)	(25)
Adjustments to maintain reserves	-	1	(1)	1	1	-	1	-

Net equity transactions	32,497	(5,901)	(3,419)	(3,137)	(1,912)	3,243	(7,652)	(4,128)

Net change in contract owners’ equity	32,938	(5,901)	(14,814)	10,750	(6,917)	4,875	(4,315)	2,758
Contract owners’ equity at beginning of period	4,731	10,632	97,885	87,135	48,290	43,415	25,109	22,351

Contract owners’ equity at end of period	$37,669	4,731	83,071	97,885	41,373	48,290	20,794	25,109

CHANGE IN UNITS:
Beginning units	453	1,017	46,482	48,094	21,052	19,595	38,498	45,615
Units purchased	4,038	-	492	652	-	1,556	4,342	1,230
Units redeemed	(940)	(564)	(2,226)	(2,264)	(927)	(99)	(13,500)	(8,347)

Ending units	3,551	453	44,748	46,482	20,125	21,052	29,340	38,498

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVTRD		PVSTA		TRBCG2		VWEM
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity:

Net investment income (loss)	$13,393	11,795	131	48	-	-	-	121

Realized gain (loss) on investments	(4,548)	(149)	(151)	-	778	48	(678)	14
Change in unrealized gain (loss) on investments	(95,442)	(49,999)	(65)	(50)	(6,396)	782	45	(1,972)
Reinvested capital gains	-	29,079	18	-	266	2,355	-	295

Net increase (decrease) in contract owners’ equity resulting from operations	(86,597)	(9,274)	(67)	(2)	(5,352)	3,185	(633)	(1,542)

Equity transactions:

Purchase payments received from contract owners (note 4)	(2)	-	-	-	-	-	(1)	-
Transfers between funds	(4,674)	24,167	603	-	(11,229)	-	(10,767)	-

Redemptions (notes 2, 3, and 4)	(99,062)	(12,985)	(95)	(27)	(127)	(131)	(36)	(81)

Adjustments to maintain reserves	4	3	-	(2)	-	1	1	1

Net equity transactions	(103,734)	11,185	508	(29)	(11,356)	(130)	(10,803)	(80)

Net change in contract owners’ equity	(190,331)	1,911	441	(31)	(16,708)	3,055	(11,436)	(1,622)
Contract owners’ equity at beginning of period	688,590	686,679	4,292	4,323	21,461	18,406	11,436	13,058

Contract owners’ equity at end of period	$498,259	688,590	4,733	4,292	4,753	21,461	-	11,436

CHANGE IN UNITS:
Beginning units	382,474	376,208	3,312	3,334	3,596	3,619	7,019	7,064
Units purchased	2,786	13,470	5,383	-	178	-	-	-
Units redeemed	(62,002)	(7,204)	(5,037)	(22)	(2,475)	(23)	(7,019)	(45)

Ending units	323,258	382,474	3,658	3,312	1,299	3,596	-	7,019

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VWHAS		VVHGB		VVI		VVTSM
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity:

Net investment income (loss)	$238	48	-	264	1,164	258	3,264	3,220
Realized gain (loss) on investments	2,940	25	(551)	-	(400)	248	1,742	12,468
Change in unrealized gain (loss) on investments	(2,115)	2,401	167	(592)	(49,059)	(8,325)	(77,267)	31,658
Reinvested capital gains	-	-	-	106	17,258	6,476	17,481	13,819

Net increase (decrease) in contract owners’ equity resulting from operations	1,063	2,474	(384)	(222)	(31,037)	(1,343)	(54,780)	61,165

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(1,501)	-	(12,277)	-	12,176	5,686	6,361	(31,503)
Redemptions (notes 2, 3, and 4)	(165)	(94)	(39)	(81)	(235)	(182)	(858)	(922)
Adjustments to maintain reserves	2	(1)	-	-	-	(1)	1	1

Net equity transactions	(1,664)	(95)	(12,316)	(81)	11,941	5,503	5,504	(32,424)

Net change in contract owners’ equity	(601)	2,379	(12,700)	(303)	(19,096)	4,160	(49,276)	28,741
Contract owners’ equity at beginning of period	15,657	13,278	12,700	13,003	95,278	91,118	279,244	250,503

Contract owners’ equity at end of period	$15,056	15,657	-	12,700	76,182	95,278	229,968	279,244

CHANGE IN UNITS:
Beginning units	18,489	18,607	7,703	7,752	32,790	30,875	62,634	70,592
Units purchased	6,603	-	-	-	7,857	2,095	3,851	-
Units redeemed	(8,649)	(118)	(7,703)	(49)	(3,128)	(180)	(2,336)	(7,958)

Ending units	16,443	18,489	-	7,703	37,519	32,790	64,149	62,634

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The PHL Variable Accumulation Account II (the “Separate Account”), is a separate account of PHL Variable Insurance Company (“PHL”, ”PHL Variable”, the Company, “we” or “us”).    PHL is a wholly-owned subsidiary of PHL Delaware, LLC (“PHL Delaware” or the “Parent”). On November 15, 2021, Nassau Insurance Group Holdings, L.P. transferred one hundred percent of the issued and outstanding common stock of the Parent to PHL Holdings, LLC. Effective with the transfer, the Parent and its subsidiaries, including the Company, are no longer owned or controlled by Nassau Financial Group GP Ltd. or any of its subsidiaries. PHL is a provider of life insurance and annuity products. In November 2019, PHL stopped marketing and selling new business.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

ALPS VARIABLE INVESTMENT TRUST

ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II (ACEAA2)

ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II (AGEAA2)

ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II (AUGEA2)

AMUNDI PIONEER ASSET MGMNT

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

BNY MELLON FUNDS

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)*

FIDELITY VIP

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)*

FRANKLIN TEMPLETON VIP TRUST

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

GUGGENHEIM VARIABLE TRUST

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

INVESCO V. I.

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

PIMCO VARIABLE INSURANCE TRUST

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

T. ROWE PRICE VIP II

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

VANECK VIP

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)*

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

VANGUARD VARIABLE INS FUNDS

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)*

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

*	At December 31, 2022, contract owners were not invested in this fund.

There were no subaccounts with inception or liquidation dates for each of the years in the two-year period ended December 31, 2022.

There were no underlying mutual fund mergers for each of the years in the two-year period ending December 31, 2022.

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

For the one-year period ended December 31, 2022, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
RVARS	Rydex Variable Trust - Multi-Hedge Strategies Fund	Guggenheim Variable Fund - Multi-Hedge Strategies	5/1/2022

VWEM	VanEck VIP Trust - VanEck VIP Emerging Markets Fund:	VanEck VIP Trust - Emerging Markets Fund: Initial Class	5/1/2022
Initial Class

VWHAS	VanEck VIP Trust - VanEck VIP Global Resources Fund:	VanEck VIP Trust - Global Resources Fund: Class S	5/1/2022
Class S

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2022 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of PHL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, PHL does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. PHL will review periodically the status of this policy in the event of changes in the tax law.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

In applying these estimates and assumptions, management makes subjective and complex judgments that frequently require assumptions about matters that are uncertain and inherently subject to change, including matters related to or impacted by the COVID-19 pandemic, such as possibility for elevated mortality and investment market volatility.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2) Expenses

Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

The Company deducts a monthly subscription charge of $20.00 to issue and administer each contract. These fees were $3,840 and $4,140 for the years ended December 31, 2022 and December 31, 2021, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

The Company deducts a transaction fee, ranging from $19.99 to $49.99 based upon number of transactions, for any contract owner transaction in or out of certain investment portfolios. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The transaction fees were $1,250 and $1,000 for the years ended December 31, 2022 and December 31, 2021, respectively.

The Company also deducts a guaranteed minimum withdrawal benefit fee if this optional benefit is selected. These fees were $8,402 and $8,668 for the years ended December 31, 2022 and December 31, 2021, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 Investments.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2022 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ACEAA2	$2	$5
AGEAA2	28,415	67,177
AUGEA2	462	5,151
PIVEI2	16,025	2,408
DSIFS	2,632	7,364
FVSIS2	4,663	10,142
FTVGI2	870	2,148
RVARS	1,749	4,452

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

IVGMMI	42,791	9,853
PMVAAA	14,791	4,328
PMVHYD	2,155	1,913
PMVRSD	8,226	10,850
PMVTRD	17,882	108,226
PVSTA	7,112	6,455
TRBCG2	906	11,996
VWEM	-	10,803
VWHAS	6,387	7,814
VVHGB	-	12,316
VVI	36,699	6,335
VVTSM	35,165	8,917

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(6) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2022, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2022. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units****	Unit Fair Value	Contract Owners’ Equity****	Investment Income Ratio**	Total Return***

ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II (ACEAA2)
2022	0.00%	24	$1.39	$33	1.43%	-11.82%
2021	0.00%	27	1.57	42	1.33%	2.28%
2020	0.00%	33	1.54	51	1.70%	6.49%
2019	0.00%	-	1.47	-	0.00%	11.36%
2018	0.00%	493	1.32	651	0.70%	-2.22%
ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II (AGEAA2)
2022	0.00%	238,542	2.03	484,515	1.51%	-13.25%
2021	0.00%	270,362	2.34	633,041	1.17%	14.88%
2020	0.00%	324,531	2.04	661,426	2.01%	10.01%
2019	0.00%	362	1.85	671	1.98%	19.35%
2018	0.00%	81	1.55	125	1.86%	-7.74%
ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II (AUGEA2)
2022	0.00%	4,505	1.61	7,239	1.08%	-12.54%
2021	0.00%	7,672	1.84	14,093	1.29%	6.47%
2020	0.00%	10,438	1.73	18,010	1.76%	8.43%
2019	0.00%	14	1.59	22	1.84%	12.77%
2018	0.00%	17	1.41	25	1.85%	-4.08%
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)
2022	0.00%	4,394	2.99	13,151	1.68%	-7.94%
2021	0.00%	836	3.25	2,717	1.23%	25.33%
2020	0.00%	841	2.59	2,182	1.14%	-0.26%
2019	0.00%	7	2.60	19	2.36%	25.00%
2018	0.00%	8	2.08	17	2.62%	-8.77%
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
2022	0.00%	4,287	3.53	15,113	1.06%	-18.52%
2021	0.00%	6,114	4.33	26,454	0.83%	28.12%
2020	0.00%	6,153	3.38	20,780	1.14%	17.71%
2019	0.00%	62	2.87	177	1.51%	31.05%
2018	0.00%	56	2.19	122	1.38%	-4.78%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2019	0.00%	15	3.00	44	0.86%	22.45%
2018	0.00%	15	2.45	36	1.00%	-9.26%
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)
2021	0.00%	3,266	2.04	6,665	2.44%	3.53%
2020	0.00%	3,287	1.97	6,479	0.00%	7.16%
2019	0.00%	15	1.84	28	3.11%	10.84%
2018	0.00%	16	1.66	27	2.74%	-2.92%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2022	0.00%	15,037	1.44	21,628	0.00%	-4.95%
2021	0.00%	15,861	1.51	24,001	0.00%	-4.99%
2020	0.00%	13,561	1.59	21,599	9.28%	-5.28%
2019	0.00%	28	1.68	47	7.03%	1.82%
2018	0.00%	27	1.65	45	0.00%	1.85%
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
2022	0.00%	29,392	1.15	33,797	1.11%	-3.40%
2021	0.00%	32,245	1.19	38,382	0.00%	8.10%
2020	0.00%	31,512	1.10	34,697	1.27%	7.39%
2019	0.00%	31	1.03	32	2.38%	5.10%
2018	0.00%	29	0.98	29	0.00%	-4.85%
Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)
2022	0.00%	3,551	10.61	37,669	1.96%	1.45%
2021	0.00%	453	10.46	4,731	0.00%	0.01%
2020	0.00%	1,017	10.45	10,632	0.25%	0.29%
2019	0.00%	2	10.42	17	1.98%	1.86%
2018	0.00%	6	10.23	65	1.56%	1.59%

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*	Units****	Unit Fair Value	Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2022	0.00%	44,748	1.86	83,071	7.82%	-11.84%
2021	0.00%	46,482	2.11	97,885	11.10%	16.23%
2020	0.00%	48,094	1.81	87,135	4.93%	8.01%
2019	0.00%	49	1.68	82	2.75%	12.00%
2018	0.00%	84	1.50	125	3.21%	-5.06%
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
2022	0.00%	20,125	2.06	41,373	4.95%	-10.38%
2021	0.00%	21,052	2.29	48,290	4.35%	3.53%
2020	0.00%	19,595	2.22	43,415	4.75%	5.64%
2019	0.00%	27	2.10	57	4.85%	14.75%
2018	0.00%	27	1.83	49	5.00%	-2.66%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
2022	0.00%	29,340	0.71	20,794	22.47%	8.66%
2021	0.00%	38,498	0.65	25,109	4.10%	33.11%
2020	0.00%	45,615	0.49	22,351	5.91%	1.23%
2019	0.00%	39	0.48	18	4.34%	11.63%
2018	0.00%	36	0.43	15	1.96%	-15.69%
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2022	0.00%	323,258	1.54	498,259	2.51%	-14.39%
2021	0.00%	382,474	1.80	688,590	1.72%	-1.36%
2020	0.00%	376,208	1.83	686,679	2.03%	8.54%
2019	0.00%	410	1.68	689	2.91%	8.39%
2018	0.00%	411	1.55	639	2.45%	-0.64%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)
2022	0.00%	3,658	1.29	4,733	1.49%	-0.15%
2021	0.00%	3,312	1.30	4,292	1.10%	-0.06%
2020	0.00%	3,334	1.30	4,323	1.38%	2.24%
2019	0.00%	28	1.27	35	2.46%	3.25%
2018	0.00%	52	1.23	64	2.19%	1.65%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)
2022	0.00%	1,299	3.66	4,753	0.00%	-38.66%
2021	0.00%	3,596	5.97	21,461	0.00%	17.33%
2020	0.00%	3,619	5.09	18,406	0.00%	33.92%
2019	0.00%	4	3.80	16	0.00%	29.69%
2018	0.00%	2	2.93	5	0.00%	1.74%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2021	0.00%	7,019	1.63	11,436	0.92%	-11.87%
2020	0.00%	7,064	1.85	13,058	2.03%	17.25%
2019	0.00%	8	1.58	12	0.28%	30.58%
2018	0.00%	5	1.21	5	0.30%	-23.42%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)
2022	0.00%	16,443	0.92	15,056	1.81%	8.12%
2021	0.00%	18,489	0.85	15,657	0.31%	18.68%
2020	0.00%	18,607	0.71	13,278	0.85%	18.83%
2019	0.00%	11	0.60	7	0.00%	11.11%
2018	0.00%	20	0.54	11	0.00%	-28.00%
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2021	0.00%	7,703	1.65	12,700	2.07%	-1.72%
2020	0.00%	7,752	1.68	13,003	3.79%	7.58%
2019	0.00%	248	1.56	387	2.53%	9.09%
2018	0.00%	243	1.43	349	2.04%	-0.69%
Vanguard Variable Insurance Fund - International Portfolio (VVI)
2022	0.00%	37,519	2.03	76,182	1.41%	-30.12%
2021	0.00%	32,790	2.91	95,278	0.27%	-1.54%
2020	0.00%	30,875	2.95	91,118	1.63%	57.58%
2019	0.00%	72	1.87	134	1.40%	30.77%
2018	0.00%	75	1.43	106	0.78%	-12.27%
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)
2022	0.00%	64,149	3.58	229,968	1.33%	-19.59%
2021	0.00%	62,634	4.46	279,244	1.20%	25.64%
2020	0.00%	70,592	3.55	250,503	1.60%	20.55%
2019	0.00%	78	2.94	231	1.54%	30.67%
2018	0.00%	83	2.25	187	1.54%	-5.46%

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

*

This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented.

****	Units and Contract Owners’ Equity is presented rounded (in 000’s) for the years 2018 – 2019 and is presented unrounded for 2020 – 2022, as applicable.

(7) Subsequent Events

The Separate Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.